Derivatives - Schedule of Unsettled Purchased Foreign Currency Forward Contracts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 Buy Us Dollar Sell Australian Dollar [Member] Foreign Exchange [Member] AUD	Dec. 31, 2013 Buy Australian Dollar Sell US Dollar [Member] Foreign Exchange [Member] AUD	Dec. 31, 2012 Buy Australian Dollar Sell US Dollar [Member] Foreign Exchange [Member] AUD	Dec. 31, 2013 Buy Euro Sell US Dollar [Member] Foreign Exchange [Member] EUR (€)	Dec. 31, 2012 Buy Euro Sell US Dollar [Member] Foreign Exchange [Member] EUR (€)	Dec. 31, 2013 Buy British Pound Sterling Sell US Dollar [Member] Foreign Exchange [Member] GBP (£)	Dec. 31, 2012 Buy British Pound Sterling Sell US Dollar [Member] Foreign Exchange [Member] GBP (£)	Dec. 31, 2013 Buy Indian Rupee Sell US Dollar [Member] Foreign Exchange [Member] INR	Dec. 31, 2012 Buy Indian Rupee Sell US Dollar [Member] Foreign Exchange [Member] INR	Dec. 31, 2013 Buy Polish Zloty Sell US Dollar [Member] Foreign Exchange [Member] PLN	Dec. 31, 2012 Buy Polish Zloty Sell US Dollar [Member] Foreign Exchange [Member] PLN	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy Us Dollar Sell Australian Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy Us Dollar Sell Australian Dollar [Member] AUD	Dec. 31, 2013 Foreign currency forward contracts [Member] Buy Us Dollar Sell Australian Dollar [Member] USD ($)	Dec. 31, 2013 Foreign currency forward contracts [Member] Buy Australian Dollar Sell US Dollar [Member] USD ($)	Dec. 31, 2012 Foreign currency forward contracts [Member] Buy Australian Dollar Sell US Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy Euro Sell US Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy Euro Sell US Dollar [Member] EUR (€)	Dec. 31, 2013 Foreign currency forward contracts [Member] Buy Euro Sell US Dollar [Member] USD ($)	Dec. 31, 2012 Foreign currency forward contracts [Member] Buy Euro Sell US Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy British Pound Sterling Sell US Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy British Pound Sterling Sell US Dollar [Member] GBP (£)	Dec. 31, 2013 Foreign currency forward contracts [Member] Buy British Pound Sterling Sell US Dollar [Member] USD ($)	Dec. 31, 2012 Foreign currency forward contracts [Member] Buy British Pound Sterling Sell US Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy Indian Rupee Sell US Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy Indian Rupee Sell US Dollar [Member] INR	Dec. 31, 2013 Foreign currency forward contracts [Member] Buy Indian Rupee Sell US Dollar [Member] USD ($)	Dec. 31, 2012 Foreign currency forward contracts [Member] Buy Indian Rupee Sell US Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy Polish Zloty Sell US Dollar [Member] USD ($)	Sep. 30, 2014 Foreign currency forward contracts [Member] Buy Polish Zloty Sell US Dollar [Member] PLN	Dec. 31, 2013 Foreign currency forward contracts [Member] Buy Polish Zloty Sell US Dollar [Member] USD ($)	Dec. 31, 2013 Foreign currency forward contracts [Member] Buy Polish Zloty Sell US Dollar [Member] PLN	Dec. 31, 2012 Foreign currency forward contracts [Member] Buy Polish Zloty Sell US Dollar [Member] USD ($)	Dec. 31, 2012 Foreign currency forward contracts [Member] Buy Polish Zloty Sell US Dollar [Member] PLN
Derivative [Line Items]
Derivative notional amount	5,625	975	4,400	€ 12,800	€ 20,005	£ 18,450	£ 15,850	1,174,000	1,236,000	170,400	158,450	$ 6,195	6,950	$ 5,041	$ 996	$ 4,433	$ 30,323	€ 22,750	$ 16,624	$ 26,168	$ 36,239	£ 21,950	$ 28,908	$ 25,418	$ 16,680	1,074,000	$ 18,593	$ 21,899	$ 61,376	193,800	$ 52,748	170,400	$ 48,503	158,450
Average contract rate												0.8914	0.8914	0.8962	1.0215	1.0074	1.3329	1.3329	1.2988	1.3081	1.6510	1.6510	1.5668	1.6036	0.0155	0.0155	0.0158	0.0177	0.3167	0.3167	0.3096	0.3096	0.3061	0.3061